Operating segment and geographic data (Tables)	12 Months Ended
Dec. 31, 2021
Operating segment and geographic data
Schedule of segment revenues
2021
($ in millions) Electrification Motion
Process
Automation
Robotics &
Discrete
Automation
Corporate
and Other Total
Geographical markets

Europe

4,517 2,015 2,416 1,578 3 10,529

The Americas

4,465 2,346 1,431 439 5 8,686
of which: United States 3,304 1,952 833 308 — 6,397

Asia, Middle East and Africa

3,975 2,111 2,367 1,270 7 9,730
of which: China

2,087 1,156 740 949 — 4,932
12,957 6,472 6,214 3,287 15 28,945
Product type

Products
10,706 5,555 1,496 2,159 4 19,920

Systems
1,367 — 1,802 645 11 3,825

Services and software
884 917 2,916 483 — 5,200
12,957 6,472 6,214 3,287 15 28,945

Third-party revenues
12,957 6,472 6,214 3,287 15 28,945

Intersegment revenues
230 453 45 10 (738) —
Total revenues 13,187 6,925 6,259 3,297 (723) 28,945
2020
($ in millions) Electrification Motion
Process
Automation
Robotics &
Discrete
Automation
Corporate
and Other Total
Geographical markets

Europe

4,008 1,934 2,322 1,429 15 9,708

The Americas

4,050 2,173 1,321 385 7 7,936
of which: United States 3,093 1,846 805 270 5 6,019

Asia, Middle East and Africa

3,506 1,807 2,038 1,024 7 8,382
of which: China

1,820 926 628 714 3 4,091
11,564 5,914 5,681 2,838 29 26,026
Product type

Products
9,951 5,040 1,263 1,635 53 17,942

Systems
743 — 1,665 780 (24) 3,164

Services and software
870 874 2,753 423 — 4,920
11,564 5,914 5,681 2,838 29 26,026

Third-party revenues
11,564 5,914 5,681 2,838 29 26,026

Intersegment revenues
(1)
360 495 111 69 (927) 108
Total revenues 11,924 6,409 5,792 2,907 (898) 26,134
2019
($ in millions) Electrification Motion
Process
Automation
Robotics &
Discrete
Automation
Corporate
and Other Total
Geographical markets

Europe

4,039 1,879 2,416 1,634 36 10,004
The Americas

4,568 2,315 1,582 453 1 8,919
of which: United States 3,522 1,972 948 290 3 6,735
Asia, Middle East and Africa

3,665 1,827 2,153 1,157 40 8,842
of which: China

1,729 876 608 825 1 4,039
12,272 6,021 6,151 3,244 77 27,765
Product type

Products 10,315 5,152 1,439 1,785 65 18,756
Systems 958 — 1,648 968 12 3,586
Services and software 999 869 3,064 491 — 5,423
12,272 6,021 6,151 3,244 77 27,765
Third-party revenues 12,272 6,021 6,151 3,244 77 27,765
Intersegment revenues
(1)
456 512 122 70 (947) 213
Total revenues 12,728 6,533 6,273 3,314 (870) 27,978
(1)

Intersegment

revenues

until June

30, 2020,

include sales

to the Power

Grids business,

which is

presented

as discontinued

operations,

and
are not eliminated

from Total

revenues

(see Note

3).

Schedule of operational EBITA reconciliations
($ in millions) 2021 2020 2019
Operational EBITA:
Electrification 2,121 1,681 1,688
Motion 1,183 1,075 1,082
Process Automation

801 451 732
Robotics & Discrete Automation

355 237 393
Corporate and Other:
— Non-core and divested businesses (39) (133) (145)
— Stranded corporate costs — (40) (225)
— Corporate costs and Other intersegment elimination (299) (372) (418)
Total 4,122 2,899 3,107
Acquisition-related amortization
(250) (263) (265)
Restructuring, related and implementation costs (1)
(160) (410) (300)
Changes in obligations related to divested businesses
(9) (218) (36)
Changes in pre-acquisition estimates
6 (11) (22)
Gains and losses from sale of businesses
2,193 (2) 55
Fair value adjustment on assets and liabilities held for sale
— (33) (421)
Acquisition-

and divestment-related expenses and integration costs
(132) (74) (121)
Other income/expenses relating to the Power Grids joint venture
(34) (20) —
Foreign exchange/commodity timing differences in income from operations:
Unrealized gains and losses on derivatives (foreign exchange,

commodities, embedded derivatives) (54) 67 20
Realized gains and losses on derivatives where the underlying hedged transaction has not yet been realized (2) 26 8
Unrealized foreign exchange movements on receivables/payables (and related assets/liabilities)
20 (33) (7)
Certain other non-operational items:
Costs for divestment of Power Grids — (86) (141)
Regulatory, compliance and legal costs — (7) (7)
Business transformation costs (2) (92) (37) (19)
Executive Committee transition costs (3) (1) (14)
Favorable resolution of an uncertain purchase price adjustment 6 36 92
Gain on sale of investments — — 15
Certain other fair value changes, including asset impairments (3) 119 (239) (4)
Other non-operational items (12) (1) (2)
Income from operations 5,718 1,593 1,938
Interest and dividend income
51 51 67
Interest and other finance expense
(148) (240) (215)
Losses from extinguishment of debt
— (162) —
Non-operational pension (cost) credit
166 (401) 72
Income from continuing operations before taxes 5,787 841 1,862
(1)

Amounts in

2020 and

2019 include

$
67

million

and $
97

million,

respectively,

of implementation

costs in relation

to the OS

program.
(2)

Amounts in

2021 includes

ABB Way

process transformation

costs of

$
80

million.
(3)

Amount in

2020 includes

goodwill

impairment

charges of

$
311

million.

Schedule of Depreciation and amortization, Capital expenditure, and Total assets by segment
Depreciation and Total assets (1), (2), (3)
amortization (1) Capital expenditures (1), (2)
at December 31,

($ in millions) 2021 2020 2019 2021 2020 2019 2021 2020 2019
Electrification 425 411 444 345 316 298 12,831 12,800 12,318
Motion 172 182 183 230 118 79 5,936 6,495 6,378
Process Automation

83 80 72 85 75 126 5,009 5,008 4,914
Robotics & Discrete
Automation 144 131 129 96 65 62 4,860 4,794 4,784
Corporate and Other 69 111 133 64 120 197 11,624 11,991 17,714
Consolidated 893 915 961 820 694 762 40,260 41,088 46,108
(1)

Amounts in

2020 and

2019 have

been restated

to reflect

the reallocation

of certain

real estate

assets, previously

reported

in Corporate

and
Other,

to the individual

operating

segments

utilizing

these assets.
(2)

Capital expenditures

and Total

assets are

after intersegment

eliminations

and therefore

reflect third

-party activities

only.
(3)

At December

31, 2021,

2020 and

2019, Corporate

and Other

includes

$
136

million,

$
282

million

and $
9,840

million,

respectively,

of assets
in the Power

Grids business

which is

reported

as discontinued

operations

(see Note

3). In addition,

at December

31, 2021

and 2020,
Corporate

and Other

includes

$
1,609

million

and $
1,710

million

related to

the equity

investment

in Hitachi

Energy Ltd

(see Note

4).

Schedule of geographic information for long-lived assets	Long-lived assets at December 31, ($ in millions) 2021 2020 Europe 2,670 2,822 The Americas 1,260 1,382 Asia, Middle East and Africa 1,009 940 Total 4,939 5,144